DERIVATIVE INSTRUMENTS (Schedule of the Fair Value Open Foreign Exchange Contracts) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair value of foreign exchange hedge transactions	$ 158	$ 56
Fair value of foreign exchange hedge transactions	(1,041)	(474)
Total derivatives designated as hedging instruments	$ (846)	$ (418)